Other Comprehensive Income (Loss) (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		¥ (14,133)	¥ (27,085)	¥ (24,525)
Income taxes		96,150	98,024	82,681
Consolidated net income		(266,742)	(255,860)	(161,970)
Net income attributable to noncontrolling interests		13,987	13,937	11,320
Net income attributable to Canon Inc.		(252,755)	(241,923)	(150,650)
Total amount reclassified, net of tax and noncontrolling interests	[1]	3,889	(3,677)	(3,288)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]		(39)	139
Income taxes	[1]		12	(46)
Consolidated net income	[1]		(27)	93
Net income attributable to noncontrolling interests	[1]		11
Net income attributable to Canon Inc.	[1]		(16)	93
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	(178)	(18,472)	282
Income taxes	[1]	37	5,727	(94)
Consolidated net income	[1]	(141)	(12,745)	188
Net income attributable to noncontrolling interests	[1]		165	194
Net income attributable to Canon Inc.	[1]	(141)	(12,580)	382
Reclassification out of Accumulated Other Comprehensive Income | Gains and losses on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	1,341	5,772	(5,890)
Income taxes	[1]	(392)	(1,732)	2,049
Consolidated net income	[1]	949	4,040	(3,841)
Net income attributable to noncontrolling interests	[1]	(4)	(26)	(21)
Net income attributable to Canon Inc.	[1]	945	4,014	(3,862)
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	3,853	7,005	(16)
Income taxes	[1]	(699)	(1,832)	164
Consolidated net income	[1]	3,154	5,173	148
Net income attributable to noncontrolling interests	[1]	(69)	(268)	(49)
Net income attributable to Canon Inc.	[1]	¥ 3,085	¥ 4,905	¥ 99

[1]	Amounts in parentheses indicate gains in consolidated statements of income.